CONVERTIBLE NOTES (Details) $ / shares in Units, $ in Thousands, $ in Thousands					12 Months Ended
	May 02, 2024 CAD ($) shares	Apr. 17, 2023 $ / shares	Nov. 08, 2022 CAD ($)	Nov. 08, 2022 USD ($)	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2024 USD ($) $ / shares shares	May 02, 2024 $ / shares	Dec. 31, 2023 USD ($)	Jan. 01, 2023
CONVERTIBLE NOTES
Transaction costs					$ 821	$ 608
Additional amortization					$ 1,071
Aggregate gross proceeds			$ 67,200	$ 50,000
Maturity term			36 months	36 months
Converison price per unit | $ / shares						$ 5
Number of share per unit | shares					1				1
Number of share warrants per unit | shares					1				1
Number of shares per each share warrant | shares					1				1
Exercise price of warrants | $ / shares									$ 5.7
Warrants term					24 months	24 months
Fair value of inception					$ 77,700				$ 57,800
Difference between the transaction price and the fair value					10,500				7,800
Accrued interest					$ 2,405		$ 6,863		$ 1,764		$ 5,084
Shares issued for conversion debt (convertible bond) | shares					944,557	944,557	1,634,827
Share price per share | $ / shares		$ 4.55
Minimum
CONVERTIBLE NOTES
Borrowings variable interest rate			4.00%	4.00%								5.00%
Maximum
CONVERTIBLE NOTES
Borrowings variable interest rate			6.00%	6.00%								7.00%
Private Placement | Mitsui And Pallinghurst
CONVERTIBLE NOTES
Exercise price of warrants | $ / shares										$ 2.38
Shares issued for conversion debt (convertible bond) | shares					712,366	712,366
Shares issued from offering (in shares) | shares	232,191
Private Placement | Pallinghurst
CONVERTIBLE NOTES
Shares issued for conversion debt (convertible bond) | shares	6,250,000
Host (amortized cost)
CONVERTIBLE NOTES
Ending balance					$ 16,240
2022 - US$50 million convertible notes with Mitsui, Pallinghurst and Investissement Quebec
CONVERTIBLE NOTES
Issuance								$ 66,383
Interest accretion					3,044		$ 5,082	732
Fair value adjustment					(1,191)		(8,049)	(11,199)
Amortization					1,191		1,453	140
Foreign exchange					2,710		(1,406)	488
Settlement					(43,138)
Ending balance					16,240		53,624	56,544
Conversion	$ 37,500
Number of common shares reserved for issuance (in shares) | shares	1,579,043
2022 - US$50 million convertible notes with Mitsui, Pallinghurst and Investissement Quebec | Private Placement | Mitsui
CONVERTIBLE NOTES
Shares issued for conversion debt (convertible bond) | shares	12,500,000
Warrants issued during period upon conversion of convertible securities | shares	12,500,000
2022 - US$50 million convertible notes with Mitsui, Pallinghurst and Investissement Quebec | Private Placement | Pallinghurst
CONVERTIBLE NOTES
Warrants issued during period upon conversion of convertible securities | shares	6,250,000
2022 - US$50 million convertible notes with Mitsui, Pallinghurst and Investissement Quebec | Host (amortized cost)
CONVERTIBLE NOTES
Issuance								48,703
Interest accretion					3,044		5,082	732
Foreign exchange					2,710		(1,275)	382
Settlement					(43,138)
Ending balance					16,240		53,624	49,817
2022 - US$50 million convertible notes with Mitsui, Pallinghurst and Investissement Quebec | Derivative
CONVERTIBLE NOTES
Issuance								20,453
Fair value adjustment					(1,191)		(8,049)	(11,199)
Foreign exchange					30		(163)	127
Ending balance					8		1,169	9,381
2022 - US$50 million convertible notes with Mitsui, Pallinghurst and Investissement Quebec | Deferred amount
CONVERTIBLE NOTES
Issuance								(2,773)
Amortization					1,191		1,453	140
Foreign exchange					(30)		32	(21)
Ending balance					$ (8)		$ (1,169)	$ (2,654)